UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08464

 NAME OF REGISTRANT:                     High Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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High Income Portfolio
----------------------------------------------------------------------------------------------------------------------

 CROWN CASTLE INTERNATIONAL CORP.                                                            Agenda Number:  932318923
---------------------------------------------------------------------------------------------------------------------

        Security:  228227104
    Meeting Type:  Annual
    Meeting Date:  26-May-2005
          Ticker:  CCI
            ISIN:
---------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DALE N. HATFIELD                                          Mgmt          For                            For
       LEE W. HOGAN                                              Mgmt          For                            For
       ROBERT F. MCKENZIE                                        Mgmt          For                            For
       ROBERT E. GARRISON II                                     Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT OF KPMG               Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS
       FOR 2005.




----------------------------------------------------------------------------------------------------------------------

 HOLLYWOOD CASINO SHREVEPORT/SHREVEPO                                                        Agenda Number:  932335804
---------------------------------------------------------------------------------------------------------------------

        Security:  43613PAC7
    Meeting Type:  Consent
    Meeting Date:  27-May-2005
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2      CLASS 3 - SENIOR SECURED NOTE CLAIMS (SECURED)            Mgmt          No vote
       CHAPTER 11

3      CLASS 5 - NOTE DEFICIENCY CLAIMS (UNSECURED)              Mgmt          No vote
       CHAPTER 11




---------------------------------------------------------------------------------------------------------------------

 IWO HOLDINGS INC.                                                                           Agenda Number:  932246778
---------------------------------------------------------------------------------------------------------------------

        Security:  45071TAD7
    Meeting Type:  Consent
    Meeting Date:  29-Dec-2004
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PREPACKAGED JOINT PLAN OF REORGANIZATION OF               Mgmt          For
       IWO HOLDINGS, INC. AND ITS WHOLLY-OWNED SUBSIDIARIES
       UNDER CHAPTER 11 OF THE BANKRUPTCY CODE




----------------------------------------------------------------------------------------------------------------------

 NRG ENERGY, INC.                                                                            Agenda Number:  932322605
----------------------------------------------------------------------------------------------------------------------

        Security:  629377607
    Meeting Type:  Annual
    Meeting Date:  24-May-2005
          Ticker:  NRGEP
            ISIN:
----------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LAWRENCE S. COBEN                                         Mgmt          For                            For
       HERBERT H. TATE                                           Mgmt          For                            For
       WALTER R. YOUNG                                           Mgmt          For                            For

02     AMENDMENT TO ARTICLE SEVEN OF THE AMENDED AND             Mgmt          For                            For
       RESTATED CERTIFICATE OF INCORPORATION

03     AMENDMENT DELETING ARTICLE SIXTEEN OF THE AMENDED         Mgmt          For                            For
       AND RESTATED CERTIFICATE OF INCORPORATION

04     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM




----------------------------------------------------------------------------------------------------------------------

 NTL INCORPORATED                                                                            Agenda Number:  932314331
----------------------------------------------------------------------------------------------------------------------

        Security:  62940M104
    Meeting Type:  Annual
    Meeting Date:  19-May-2005
          Ticker:  NTLI
            ISIN:
---------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES F. MOONEY                                           Mgmt          For                            For
       WILLIAM R. HUFF                                           Mgmt          For                            For
       GEORGE R. ZOFFINGER                                       Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP               Mgmt          For                            For
       AS THE INDEPENDENT AUDITORS OF THE COMPANY
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2005.

03     ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL             Mgmt          For                            For
       GROUP 2005 BONUS SCHEME.

04     ADOPTION OF SHARE ISSUANCE FEATURE OF THE NTL             Mgmt          For                            For
       LONG TERM INCENTIVE.




---------------------------------------------------------------------------------------------------------------------

 TELEWEST GLOBAL, INC.                                                                       Agenda Number:  932312250
---------------------------------------------------------------------------------------------------------------------

        Security:  87956T107
    Meeting Type:  Annual
    Meeting Date:  09-May-2005
          Ticker:  TLWT
            ISIN:
---------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BARRY R. ELSON                                            Mgmt          For                            For
       MICHAEL J. MCGUINESS                                      Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF KPMG AUDIT             Mgmt          For                            For
       PLC TO SERVE AS THE COMPANY S INDEPENDENT AUDITORS
       FOR THE YEAR ENDING DECEMBER 31, 2005.

03     APPROVAL OF THE TELEWEST GLOBAL, INC. LONG-TERM           Mgmt          Against                        Against
       INCENTIVE PLAN.




---------------------------------------------------------------------------------------------------------------------

 TRUMP CASINO                                                                                Agenda Number:  932266910
---------------------------------------------------------------------------------------------------------------------

        Security:  89816RAE7
    Meeting Type:  Consent
    Meeting Date:  23-Mar-2005
          Ticker:
            ISIN:
---------------------------------------------------------------------------------------------------------------------
Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PLAN OF REORGANIZATION                                    Mgmt          For                            For




---------------------------------------------------------------------------------------------------------------------

 TRUMP HOTELS & CASINO RESORTS                                                               Agenda Number:  932266922
---------------------------------------------------------------------------------------------------------------------

        Security:  897907AA9
    Meeting Type:  Consent
    Meeting Date:  23-Mar-2005
          Ticker:
            ISIN:
---------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PLAN OF REORGANIZATION                                    Mgmt          For                            For



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         High Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/29/2005